Accounts receivable, net	12 Months Ended
Dec. 31, 2015
Accounts receivable, net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

Continuing operations (In thousands)	December 31, 2014	December 31, 2015
Accounts receivable	5,311	11,392
Less: Allowance for doubtful accounts	(131)	(126)
Accounts receivable, net	5,180	11,266

The accounts receivable from continuing operations that was fully reserved as of December 31, 2014 and 2015 was USD 0.1 million and USD 0.1 million, respectively.

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2013	December 31, 2014	December 31, 2015
Balance at beginning of the year	—	—	131
Additions	—	523	4
Reversals	—		—
Write-off	—	(393)	—
Exchange difference	—	1	(9)
Balance at end of the year	—	131	126

The top 10 customers accounted for about 37% and 39% of accounts receivable as of December 31, 2014 and 2015, respectively.